Income Taxes - Schedule of Valuation Allowance Against Deferred Tax Assets (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Valuation Allowance Against Deferred Tax Assets [Abstract]
Balance beginning	$ 214,543	$ 52,750	$ 73,777
Increase recognized in the income statement	87,960	133,851	26,252
Exchange difference	1,990	158	(174)
Balance ending	$ 304,493	$ 186,759	$ 99,855